Note 7 - Property and Equipment - Estimated Amortization Expense of Capitalized Software (Details) ¥ in Thousands	Mar. 31, 2018 JPY (¥)
2019	¥ 3,689,048
2020	3,323,134
2021	2,744,928
2022	2,246,229
2023	¥ 1,275,916